Finance Lease Liabilities (Details) - Schedule of Future Finance Lease Payments	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2025	$ 190,711	$ 141,530
2026	146,686	108,858
2027	116,289	86,300
2028	98,298	72,949
2029	46,876	34,787
Total future lease payment	598,860	444,424
Less: Imputed interest	(51,187)	(37,987)
Present value of finance lease liabilities	547,673	406,437
Less: Current portion	(168,192)	(124,818)	$ (211,119)
Long-term potion of finance lease liabilities	$ 379,481	$ 281,619	$ 494,006